Document and Entity Information	May 13, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001653087
Document Type	8-K
Document Period End Date	May 13, 2020
Entity Registrant Name	Alector, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38792
Entity Tax Identification Number	82-2933343
Entity Address, Address Line One	131 Oyster Point Blvd.
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(415)
Local Phone Number	231-5660
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001
Trading Symbol	ALEC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true